INCOME TAX	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
INCOME TAX

9. INCOME TAX

The Company’s net deferred tax assets are as follows:

	December 31, 2019	December 31, 2018
Deferred tax assets
Net operating loss carryforward	$—	$21,062

Total deferred tax assets	—	21,062
Valuation allowance	—	(21,062)

Deferred tax assets, net of allowance	$—	$—

The income tax provision consists of the following:

	December 31, 2019	December 31, 2018
Federal
Current	$102,332	$16,311
Deferred	2,936	995
State
Current	$—	$—
Deferred	—	—
Change in valuation allowance	(21,062)	(995)

Income tax provision	$84,206	$16,311

As of December 31, 2019, the Company did not have any U.S. federal and state net operating loss carryovers (“NOLs”) available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management determined that a valuation allowance was not required. For the years ended December 31, 2019 and 2018, the change in the valuation allowance was $21,062 and $995.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2019 and 2018 is as follows:

	December 31, 2019	December 31, 2018
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
True ups	0.4%	0.0%
Valuation allowance	(4.3)%	(1.2)%

Income tax provision	17.1%	19.8%

The Company files income tax returns in the U.S. federal jurisdiction. The Company’s tax returns since inception remain open and subject to examination. The Company considers Florida to be a significant state tax jurisdiction.